Summary of Significant Accounting Policies (Details 3) (Fair Value, Inputs, Level 3 [Member], Machinery and Equipment [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Fair Value, Inputs, Level 3 [Member] | Machinery and Equipment [Member]
Warrant liability [Line Items]
Balance - December 20, 2013	$ 25,906
Fair Value adjustment	(7,626)
Balance - December 31, 2013	$ 18,280